LEASES - Operating and Finance Leases Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
Operating
2022 (remaining nine months)	$ 3,398
2023	2,922
2024	1,742
2025	1,771
2026	1,707
thereafter	2,926
Total future minimum lease payments	14,466
Less: interest	(3,492)
Present value of lease liabilities	10,974	$ 11,742
Finance
2022 (remaining nine months)	64
2023	77
2024	34
Total future minimum lease payments	175
Less: interest	(16)
Present value of lease liabilities	$ 159